Note 4 - Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued salaries	$ 11,212	$ 279,696	$ 1,732,702
Other accrued expenses	35,000	79,585	118,338
Total accrued expenses	$ 46,212	$ 359,281	$ 1,851,040